Item 1: Schedule of Investments


T. Rowe Price Summit Municipal Money Market Fund
(Unaudited)                                               January 31, 2005
PORTFOLIO OF INVESTMENTS (1)
(Amounts in 000s)                                     $ Par         Value

 ALABAMA  2.0%
 Alabama Federal Highway Fin. Auth., 4.00%, 3/1/05
 (MBIA Insured)                                        4,000         4,008

 Montgomery PCR, General Electric Co., TECP, 1.86%,    8,600         8,600
 2/1/05
 Total Alabama (Cost  $12,608)                                       12,608

 CALIFORNIA  3.9%
 California, GO, RAN, 3.00%, 6/30/05                   8,000         8,041

 California Housing Fin. Agency
 Home Mortgage
 VRDN (Currently 1.91%) #                              7,000         7,000

 1.95%, 8/1/35 (Tender 4/05/05) #                      3,000         3,000

 California Infrastructure & Economic Dev. Bank
 Salvation Army West, TECP, 2.10%, 8/9/05              4,400         4,400

 Port of Oakland, VRDN (Currently 1.90%) (FGIC         2,000         2,000
 Insured) #
 Total California (Cost  $24,441)                                    24,441

 COLORADO  3.7%
 Colorado, Education Loan Program, TRAN, 3.00%, 8/9/05 10,000        10,047

 Colorado Housing Fin. Auth., Single Family
 VRDN (Currently 1.90%) #                              12,000        12,000

 Colorado Student Obligation Bond Auth.
 VRDN (Currently 1.90%) (AMBAC Insured) #              1,000         1,000

 Total Colorado (Cost  $23,047)                                      23,047

 DISTRICT OF COLUMBIA  1.5%
 District of Columbia, GO
 VRDN (Currently 1.90%) (FSA Insured)                  2,500         2,500

 Metropolitan Washington Airports Auth., TECP
 1.90%, 2/24/05 #                                      3,800         3,800

 2.10%, 5/20/05 #                                      3,000         3,000

 Total District of Columbia (Cost  $9,300)                           9,300

 FLORIDA  2.9%
 Greater Orlando Aviation Auth.
 VRDN (Currently 1.88%) (FSA Insured) #                17,735        17,735

 Total Florida (Cost  $17,735)                                       17,735

 GEORGIA  2.6%
 DeKalb Private Hosp. Auth., Egleston Childrens Hosp.
 VRDN (Currently 1.84%)                                1,000         1,000

 Forsyth County Dev. Auth., Federal Road
 VRDN (Currently 1.90%) #                              6,825         6,825

 Georgia, 5.80%, 3/1/05 (Escrowed to Maturity)         1,370         1,375

 Georgia, GO, 5.80%, 3/1/05                            410           411

 Gwinnett County School Dist., GO, 6.35%, 2/1/05       290           290

 Savannah Economic Dev. Auth., Home Depot
 VRDN (Currently 1.90%) #                              6,050         6,050

 Total Georgia (Cost  $15,951)                                       15,951

 ILLINOIS  5.9%
 Chicago O' Hare Int'l. Airport
 VRDN (Currently 1.91%) (FSA Insured) #                6,000         6,000

 VRDN (Currently 1.91%) (MBIA Insured) #               11,375        11,375

 VRDN (Currently 1.93%) (AMBAC Insured) #              1,875         1,875

 VRDN (Currently 1.94%) (MBIA Insured) #               4,995         4,995

 Chicago Wastewater, VRDN (Currently 1.86%)
 (MBIA Insured)                                        5,000         5,000

 Illinois, GO, 5.00%, 4/1/05 (FSA Insured)             190           191

 Illinois Student Assistance Commission
 VRDN (Currently 1.90%) #                              4,500         4,500

 Lake County PCR, W. W. Grainger, VRDN (Currently      1,500         1,500
2.15%) #
 Will County, BP Amoco, VRDN (Currently 1.99%) #       1,600         1,600

 Total Illinois (Cost  $37,036)                                      37,036

 INDIANA  2.4%
 Gibson County, Toyota Motor Credit
 VRDN (Currently 1.87%) #                              4,000         4,000

 Indiana Dev. Fin. Auth., PSI Energy
 VRDN (Currently 1.87%) #                              11,000        11,000

 Total Indiana (Cost  $15,000)                                       15,000

 IOWA  0.5%
 Iowa Fin. Auth., Single Family, VRDN (Currently       3,230         3,230
1.93%) #
 Total Iowa (Cost  $3,230)                                           3,230

 KENTUCKY  0.2%
 Kenton County Airport Board, 5.90%, 3/1/05
 (MBIA Insured) #                                      1,415         1,419

 Total Kentucky (Cost  $1,419)                                       1,419

 LOUISIANA  1.6%
 Lake Charles Harbor & Terminal Dist., Conoco
 VRDN (Currently 1.87%) #                              3,400         3,400

 St. Charles Parish, Shell Oil, PCR, VRDN (Currently   6,250         6,250
1.98%) #
 Total Louisiana (Cost  $9,650)                                      9,650

 MARYLAND  4.4%
 Charles County, GO, 2.00%, 6/1/05                     4,280         4,280

 Maryland CDA
 Barrington Apartment, VRDN (Currently 1.86%)
 (FNMA Insured) #                                      9,500         9,500

 Parklane Apartments, VRDN (Currently 1.87%)
 (FNMA Insured) #                                      2,900         2,900

 Single Family
 VRDN (Currently 1.86%) #                              4,650         4,650

 2.10%, 3/1/32 (Tender 12/05/05) #                     5,000         5,000

 Maryland Economic Dev. Corp., Bindagraphics
 VRDN (Currently 1.90%) #                              800           800

 Total Maryland (Cost  $27,130)                                      27,130

 MASSACHUSETTS  1.8%
 Massachusetts, GO, TECP, 1.92%, 2/2/05                11,000        11,000

 Total Massachusetts (Cost  $11,000)                                 11,000

 MICHIGAN  2.1%
 Michigan Higher Ed. Student Loan Auth.
 VRDN (Currently 1.87%) (AMBAC Insured) #              1,000         1,000

 Wayne County Charter Airport
 VRDN (Currently 1.87%) (FGIC Insured) #               12,100        12,100

 Total Michigan (Cost  $13,100)                                      13,100

 MINNESOTA  2.5%
 Minnesota Housing Fin. Agency, Single Family
 1.25%, 1/1/24 (Tender 5/18/05) #                      3,740         3,740

 Rochester Health Care Fac., TECP
 Mayo Foundation
 1.88%, 2/23/05                                        6,000         6,000

 1.88%, 2/25/05                                        6,000         6,000

 Total Minnesota (Cost  $15,740)                                     15,740

 MISSISSIPPI  0.0%
 Mississippi, GO, 6.00%, 7/1/05                        200           204

 Total Mississippi (Cost  $204)                                      204

 NEBRASKA  0.8%
 Douglas County, Waste Management
 VRDN (Currently 1.90%) #                              3,000         3,000

 Omaha Public Power Dist., Nebraska Electric Power
 4.80%, 2/1/05                                         2,210         2,210

 Total Nebraska (Cost  $5,210)                                       5,210

 NEVADA  2.1%
 Clark County IDRB, PCR, Southwest Gas Corp.
 VRDN (Currently 1.90%) #                              3,000         3,000

 Nevada Housing Division
 Apache / Multi-Family, VRDN (Currently 1.87%)
 (FNMA Insured) #                                      4,400         4,400

 Siverado / Multi-Family, VRDN (Currently 1.87%)
 (FNMA Insured) #                                      5,500         5,500

 Total Nevada (Cost  $12,900)                                        12,900

 NEW JERSEY  0.5%
 New Jersey, GO, 5.625%, 2/15/05                       325           326

 New Jersey Transit Corp., 5.50%, 2/1/05 (AMBAC        2,500         2,500
Insured)
 New Jersey Transportation Trust Fund Auth., 5.25%,    500           506
6/15/05
 Total New Jersey (Cost  $3,332)                                     3,332

 NEW YORK  3.3%
 New York State Energy Research & Dev. Auth.
 Consolidated Edison, VRDN (Currently 1.87%) #         9,675         9,675

 Port Auth. of New York & New Jersey
 TECP, 1.79%, 2/4/05 #                                 10,030        10,030

 JFK International Air Terminal
 VRDN (Currently 1.89%) (MBIA Insured) #               1,000         1,000

 Total New York (Cost  $20,705)                                      20,705

 NORTH CAROLINA  4.0%
 Charlotte, Charlotte Airport, VRDN (Currently 1.93%)
 (MBIA Insured) #                                      3,000         3,000

 Mecklenburg County, GO, Public Improvement
 4.75%, 4/1/05                                         125           126

 North Carolina, GO, Clean Water, 5.20%, 6/1/05        250           252

 North Carolina Capital Fac. Fin. Agency, Duke Univ.
 TECP, 1.95%, 6/8/05                                   3,382         3,382

 North Carolina Housing Fin. Agency
 Single Family
 VRDN (Currently 1.88%) #                              6,000         6,000

 VRDN (Currently 1.88%) (FSA Insured) #                8,215         8,215

 North Carolina Medical Care Commission, Deerfield
Episcopal
 Retirement Community, VRDN (Currently 1.87%)          4,000         4,000

 Total North Carolina (Cost  $24,975)                                24,975

 OHIO  2.2%
 Columbus, GO, 12.00%, 5/15/05                         1,390         1,429

 Ohio Building Auth., Fac. Administration, 4.00%,      140           141
4/1/05
 Ohio Housing Fin. Agency, Single Family
 VRDN (Currently 1.86%) #                              7,200         7,200

 Ohio Water Dev. Auth.
 Cleveland Electric Illuminating, VRDN (Currently      2,000         2,000
1.85%) #
 Toledo Edison, VRDN (Currently 1.85%) #               3,000         3,000

 Total Ohio (Cost  $13,770)                                          13,770

 OREGON  2.9%
 Oregon Housing & Community Services Dept.
 Single Family
 VRDN (Currently 1.86%) #                              5,000         5,000

 VRDN (Currently 1.89%) #                              6,000         6,000

 2.05%, 6/1/05 #                                       7,000         7,000

 Total Oregon (Cost  $18,000)                                        18,000

 PENNSYLVANIA  7.0%
 Pennsylvania, GO, 5.375%, 5/15/05 (FGIC Insured)      200           202

 Pennsylvania Higher Ed. Assistance Agency
 VRDN (Currently 1.86%) (AMBAC Insured) #              24,200        24,200

 Pennsylvania Housing Fin. Agency, Single Family
 VRDN (Currently 1.87%) #                              12,800        12,800

 Philadelphia Hosps. & Higher Ed. Fac., Jefferson
Health System,
 1.08%, 5/15/23 (Tender 3/30/05)                       1,000         1,000

 Philadelphia Water & Sewer, 10.00%, 6/15/05 (FGIC     5,000         5,142
Insured)
 Total Pennsylvania (Cost  $43,344)                                  43,344

 SOUTH CAROLINA  0.1%
 South Carolina, GO, 5.25%, 4/1/05                     450           453

 Total South Carolina (Cost  $453)                                   453

 SOUTH DAKOTA  0.5%
 South Dakota HEFA, Sioux Valley Hosp.
 VRDN (Currently 1.90%)                                3,000         3,000

 Total South Dakota (Cost  $3,000)                                   3,000

 TENNESSEE  5.9%
 Shelby County, GO
 TECP, 1.78%, 2/2/05                                   4,000         4,000

 TECP, 1.79%, 2/11/05                                  4,750         4,750

 TECP, 1.86%, 2/10/05                                  6,500         6,500

 5.00%, 4/1/05                                         500           503

 Educational Funding of the South, Volunteer State
Student
 Funding, VRDN (Currently 1.87%) #                     20,900        20,900

 Total Tennessee (Cost  $36,653)                                     36,653

 TEXAS  22.7%
 Brazos River Auth. PCR, TXU Energy
 VRDN (Currently 1.90%) #                              16,700        16,700

 Dallas, GO, 4.00%, 2/15/05                            250           250

 Dallas/Fort Worth Airport
 VRDN (Currently 1.91%) (FSA Insured) #                2,495         2,495

 VRDN (Currently 1.91%) (MBIA Insured) #               8,875         8,875

 Gulf Coast IDA, CITGO Petroleum, VRDN (Currently      9,500         9,500
1.99%) # Harris County, GO, TECP
 1.87%, 2/7/05                                         5,440         5,440

 1.95%, 2/7/05                                         1,190         1,190

 1.95%, 4/7/05                                         9,500         9,500

 Houston Airport, VRDN (Currently 1.93%) (FSA Insured) 3,910         3,910
#
 North Texas Higher Educ. Auth., VRDN (Currently       17,200        17,200
1.88%) #
 Panhandle-Plains Higher Ed. Auth., Student Loan
 VRDN (Currently 1.87%) (MBIA Insured) #               17,400        17,400

 Port Auth. of Houston, GO, TECP, Harris County
 1.92%, 2/7/05 #                                       2,500         2,500

 Texas, GO
 5.90%, 10/1/11 (Prerefunded 4/1/05+)                  200           201

 TRAN, 3.00%, 8/31/05                                  25,000        25,153

 Student Loan, 5.00%, 8/1/05 #                         1,425         1,445

 Water Dev., 6.50%, 8/1/05 (Escrowed to Maturity)      15            16

 Texas, Veterans Housing, VRDN (Currently 1.87%) #     10,000        10,000

 Texas Dept. of Housing & Community Affairs, Single
Family
 VRDN (Currently 1.88%) (FSA Insured) #                9,000         9,000

 Texas PFA, 5.75%, 2/1/15 (Prerefunded 2/1/05+)
 (AMBAC Insured)                                       565           565

 Total Texas (Cost  $141,340)                                        141,340

 UTAH  3.2%
 Salt Lake County Solid Waste, Rio Tinto
 VRDN (Currently 1.89%) #                              18,800        18,800

 Utah Board of Regents, VRDN (Currently 1.88%)
 (AMBAC Insured) #                                     1,400         1,400

 Total Utah (Cost  $20,200)                                          20,200

 VERMONT  0.6%
 Vermont Ed. & Health Buildings Fin. Agency
 Middlebury College, 1.75%, 11/1/32 (Tender 11/1/05)   4,000         4,000

 Total Vermont (Cost  $4,000)                                        4,000

 VIRGINIA  3.2%
 Capital Region Airport Commission, Richmond Air
 VRDN (Currently 1.90%) (AMBAC Insured) #              11,565        11,565

 Charles City & County Economic Dev. Auth.
 Waste Management, VRDN (Currently 1.90%) #            2,500         2,500

 Fairfax County Water Auth., 4.00%, 4/1/05             285           286

 Univ. of Virginia, TECP, 1.80%, 2/11/05               4,784         4,784

 Virginia College Building Auth., 5.875%, 2/1/05       115           115

 Virginia Public School Auth., GO, 3.00%, 2/1/05       400           400

 Virginia Transportation Board, 3.00%, 5/15/05         120           120

 Total Virginia (Cost  $19,770)                                      19,770

 WASHINGTON  2.1%
 Port of Seattle
 5.50%, 2/1/05 (MBIA Insured) #                        1,280         1,280

 TECP, 1.93%, 2/9/05 #                                 2,745         2,745

 Seattle, GO, 1.65%, 1/15/26 (Tender 8/31/05)          9,000         9,000

 Total Washington (Cost  $13,025)                                    13,025

 WISCONSIN  1.3%
 Wisconsin Housing & Economic Dev. Auth.
 Single Family, VRDN (Currently 1.87%) #               7,845         7,845

 Total Wisconsin (Cost  $7,845)                                      7,845

 Total Investments in Securities
 100.4% of Net Assets (Cost  $625,113)                         $     625,113


 (1)    Denominated in U.S. dollars unless otherwise noted
 #      Interest subject to alternative minimum tax
 +      Used in determining portfolio maturity
 AMBAC  AMBAC Assurance Corp.
 CDA    Community Development Administration
 FGIC   Financial Guaranty Insurance Company
 FNMA   Federal National Mortgage Association
 FSA    Financial Security Assurance Inc.
 GO     General Obligation
 HEFA   Health & Educational Facility Authority
 IDA    Industrial Development Authority/Agency
 IDRB   Industrial Development Revenue Bond
 MBIA   MBIA Insurance Corp.
 PCR    Pollution Control Revenue
 PFA    Public Finance Authority
 RAN    Revenue Anticipation Note
 TECP   Tax-Exempt Commercial Paper
 TRAN   Tax Revenue Anticipation Note
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Money Market Fund
Unaudited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $625,113,000. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.




 T. Rowe Price Summit Municipal Intermediate Fund
 Unaudited                                                January 31, 2005
 PORTFOLIO OF INVESTMENTS (1)
 (Amounts in 000s)                                     $ Par         Value

 ALABAMA  1.8%
 Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08
 (MBIA Insured)                                        1,000         1,070

 Auburn Univ., 5.00%, 6/1/29 (AMBAC Insured)           1,000         1,048

 Jefferson County Sewer, 5.50%, 2/1/40 (Prerefunded
 2/1/11+)
 (FGIC Insured)                                        1,000         1,139

 Total Alabama (Cost  $3,144)                                        3,257

 ALASKA  2.1%
 Alaska HFC, Single Family Housing, 5.75%, 12/1/11 #   485           488

 Valdez Marine, PCR, BP Pipelines, VRDN (Currently     3,200         3,200
1.94%)
 Total Alaska (Cost  $3,683)                                         3,688

 ARIZONA  3.3%
 Arizona HFA, Blood Systems Obligation Group, 5.00%,   645           667
 4/1/18
 Arizona School Fac. Board, 5.50%, 7/1/13              1,500         1,691

 Maricopa County PCR, Arizona Public Service, 1.875%,
5/1/29
 (Tender 3/1/05)                                       500           499

 Phoenix Street & Highway, 5.00%, 7/1/11 (FGIC Insured)1,500         1,662

 Salt River Agricultural Improvement & Power Dist.
 5.25%, 1/1/15                                         500           556

 Tempe IDA, Friendship Village, 5.375%, 12/1/13        750           770

 Total Arizona (Cost  $5,668)                                        5,845

 ARKANSAS  0.3%
 Univ. of Arkansas, 5.00%, 11/1/26 (MBIA Insured)      500           532

 Total Arkansas (Cost  $518)                                         532

 CALIFORNIA  9.1%
 California, Economic Recovery, 5.00%, 7/1/23 (Tender  1,000         1,056
 7/1/07)
 California, GO
 5.00%, 2/1/10                                         500           544

 5.00%, 2/1/11                                         750           823

 5.25%, 3/1/07                                         1,000         1,054

 5.50%, 11/1/33                                        500           541

 Economic Recovery
 5.00%, 7/1/16                                         1,000         1,084

 5.25%, 1/1/11                                         1,000         1,115

 California Dept. of Water Resources
 Power Supply
 5.25%, 5/1/09 (MBIA Insured)                          1,500         1,654

 5.50%, 5/1/11                                         800           898

 5.50%, 5/1/14 (AMBAC Insured)                         1,000         1,148

 California Public Works Board
 Dept. of Corrections
 5.00%, 6/1/07                                         500           526

 6.00%, 11/1/05 (MBIA Insured)                         250           256

 Dept. of Mental Health, 5.00%, 6/1/08                 1,000         1,069

 Capistrano Unified School Dist. No. 90-2
 5.875%, 9/1/23                                        200           208

 Port of Oakland, 5.00%, 11/1/11 (MBIA Insured) #      1,000         1,096

 San Diego Unified School Dist.
 5.00%, 7/1/16 (MBIA Insured)                          2,080         2,332

 Santa Clara County Transit, 5.00%, 4/1/36
 (Tender 10/2/06)(AMBAC Insured)                       630           657

 Total California (Cost  $15,822)                                    16,061

 COLORADO  0.1%
 Arapahoe County, Zero Coupon, 8/31/26
 (Prerefunded 8/31/05+)                                1,000         206

 Total Colorado (Cost  $210)                                         206

 CONNECTICUT  1.6%
 Connecticut, GO, 5.25%, 6/15/13
 (Prerefunded 6/15/09+)(FGIC Insured)                  1,000         1,102

 Mashantucket Western Pequot Tribe, 144A
 5.60%, 9/1/09                                         200           216

 5.70%, 9/1/12                                         500           535

 Mohegan Tribe Indians Gaming Auth., 6.25%, 1/1/31     450           478

 Univ. of Connecticut, Student Fee, 5.25%, 11/15/16
 (FGIC Insured)                                        500           562

 Total Connecticut (Cost  $2,708)                                    2,893

 DISTRICT OF COLUMBIA  2.5%
 Metropolitan Washington D.C. Airports Auth.
 5.50%, 10/1/12 (FGIC Insured) #                       1,000         1,117

 5.50%, 10/1/18 (MBIA Insured) #                       1,000         1,104

 5.75%, 10/1/19 (FGIC Insured) #                       1,000         1,126

 Washington Metro Area Transit Auth., 5.00%, 1/1/12
 (MBIA Insured)                                        1,000         1,113

 Total District of Columbia (Cost  $4,272)                           4,460

 FLORIDA  6.9%
 Broward County, GO, 5.25%, 1/1/18                     500           552

 Broward County Airport, 5.00%, 10/1/06 (FGIC Insured) 770           802

 Broward County School Dist., GO, 5.00%, 2/15/06       500           514

 Dade County School Board, 5.60%, 8/1/26
(Prerefunded 8/1/06+) (AMBAC Insured)                  1,280         1,354

 Fishhawk Community Dev. Dist.
 5.00%, 11/1/07                                        140           142

 5.125%, 11/1/09                                       350           355

 Florida Board of Ed., GO, Capital Outlay
 5.125%, 6/1/13                                        1,000         1,097

 Florida Dept. of Environmental Protection
 5.25%, 7/1/14 (FGIC Insured)                          500           561

 Florida Dept. of Natural Resources, Documentary Stamp
Tax 6.00%, 7/1/06 (MBIA Insured)                       500           525

 Hillsborough County Aviation Auth., 5.25%, 10/1/09
 (MBIA Insured) #                                      1,000         1,090

 Indian Trace Community Dev. Dist., 5.50%, 5/1/07
 (MBIA Insured)                                        500           514

 Jacksonville Electric Auth., Johns River Power Park
 5.00%, 10/1/09 (AMBAC Insured)                        1,500         1,643

 Middle Village Community Dev. Dist., 5.00%, 5/1/09    250           252

 Orange County, Sales Tax, 5.00%, 1/1/14 (FGIC Insured)800           882

 Preserve Wilderness Lake Community Dev.
 5.00%, 5/1/09                                        250           253

 Reedy Creek Improvement Dist., GO, 5.375%, 6/1/15
 (AMBAC Insured)                                       750           837

 Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09     850           861

 Total Florida (Cost  $11,852)                                       12,234

 GEORGIA  4.8%
 Atlanta Airport, 5.00%, 1/1/27 (FSA Insured)          1,400         1,474

 Cobb County Hosp. Auth., Wellstar Health System, RAC
 5.25%, 4/1/17 (AMBAC Insured)                         1,000         1,122

 Cobb-Marietta Water Auth., 5.50%, 11/1/14             750           862

 Coweta County Residential Care Fac. for the Elderly
 Auth., Wesley Woods of Newnan-Peachtree City
 7.625%, 10/1/06                                       175           178

 Dekalb County, GO, 5.00%, 1/1/07                      1,335         1,400

 Fulton County, Water & Sewer
 5.00%, 1/1/21 (FGIC Insured)                          1,000         1,081

 Georgia Private Colleges & Univ. Auth., Emory Univ.
 5.75%, 11/1/18                                        1,955         2,225

 Savannah Economic Dev. Auth., Savannah College of Art
 & Design, 6.80%, 10/1/19 (Prerefunded 10/1/09+)       200           234

 Total Georgia (Cost  $8,187)                                        8,576

 HAWAII  1.7%
 Hawaii, GO, 5.50%, 2/1/11 (FSA Insured)               1,050         1,186

 Hawaii Dept. of Budget & Fin., Wilcox Memorial Hosp.
 5.50%, 7/1/09                                         1,690         1,817

 Total Hawaii (Cost  $2,846)                                         3,003

 IDAHO  0.3%
 Nez Perce County IDRB, PCR, Potlatch, 7.00%, 12/1/14  400           445

 Total Idaho (Cost  $400)                                            445

 ILLINOIS  3.7%
 Chicago, GO, 5.50%, 1/1/09 (MBIA Insured)             500           550

 Chicago Board of Ed., GO, VRDN (Currently 1.94%)
 (FSA Insured)                                         2,100         2,100

 Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11+)
 (AMBAC Insured)                                       500           569

 Granite City-Madison County, Waste Management, 5.00%,
 5/1/27 (Tender 5/1/05) #                              750           753

 Illinois, GO, 5.50%, 8/1/16 (MBIA Insured)            500           564

 Illinois HFA
 Edward Health Services, 5.00%, 2/15/09 (AMBAC Insured)500           534

 Hinsdale Hosp., 7.00%, 11/15/19 (Escrowed to Maturity)260           285

 Metropolitan Pier & Exposition Auth., McCormick Place
Expansion, 5.375%, 12/15/17 (FGIC Insured)             1,000         1,111

 Total Illinois (Cost  $6,164)                                       6,466

 INDIANA  0.8%
 Goshen, Greencroft Obligated Group, 5.20%, 8/15/06    750           758

 St. Joseph County
 Madison Center
 5.10%, 2/15/05                                        260           260

 5.25%, 2/15/07                                        295           306

 Total Indiana (Cost  $1,304)                                        1,324

 IOWA  0.1%
 Iowa Fin. Auth., Wesley Retirement, 6.25%, 2/1/12
 (Prerefunded 8/1/05+)                                 250           257

 Total Iowa (Cost  $250)                                             257

 KENTUCKY  0.4%
 Kenton County Airport Board, Delta, 7.50%, 2/1/12 #   800           708

 Total Kentucky (Cost  $800)                                         708

 LOUISIANA  0.6%
 Hodge Utility PCR, Stone Container Corp.
 7.45%, 3/1/24 #                                        200           236


 Louisiana, GO, 5.00%, 8/1/18 (MBIA Insured)           750           830

 Total Louisiana (Cost  $1,018)                                      1,066

 MARYLAND  7.2%
 Maryland Economic Dev. Corp.
 Aviation Administration, 5.50%, 6/1/13 (FSA Insured) #1,250         1,412

 Chesapeake Bay Foundation, VRDN (Currently 1.86%)     1,500         1,500

 Maryland Energy Fin. Administration
 Baltimore Wastewater
 5.85%, 12/1/05 #                                      1,510         1,546

 6.30%, 12/1/10 #                                      250           265

 Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/13      2,065         2,251

 Montgomery County, GO, 5.25%, 10/1/14                 1,500         1,690

 Northeast Maryland Waste Disposal Auth., Resco
Retrofit, 5.50%, 4/1/11 (AMBAC Insured) #              250           278

 Univ. of Maryland
 Auxilary Fac. & Tuition
 5.00%, 4/1/07                                         1,050         1,106

 5.00%, 4/1/09                                         565           615

 Washington Suburban Sanitary Dist., GO, Sewage
 Disposal, 5.00%, 6/1/11                               1,895         2,106

 Total Maryland (Cost  $12,626)                                      12,769

 MASSACHUSETTS  5.7%
 Massachusetts
 5.25%, 1/1/13 (Prerefunded 1/1/06+) (MBIA Insured)    1,500         1,556

 5.25%, 10/1/22 (Prerefunded 10/1/13+)                 500           562

 Massachusetts, GO
 VRDN (Currently 1.94%)                                2,140         2,140

 5.00%, 8/1/10 (AMBAC Insured)                         2,000         2,201

 5.25%, 8/1/15 (MBIA Insured)                          1,000         1,137

 Massachusetts Water Pollution Abatement Trust
 6.00%, 8/1/15                                         610           695

 6.00%, 8/1/15 (Prerefunded 8/1/09+)                   190           217

 Massachusetts Municipal Wholesale Electric, Power
 Supply, 5.00%, 7/1/07 (MBIA Insured)                  1,500         1,584

 Total Massachusetts (Cost  $9,979)                                  10,092

 MICHIGAN  3.0%
 Detroit City School Dist., GO
 5.50%, 5/1/18 (FSA Insured)                           1,000         1,124

 Building & Site Improvement, 5.00%, 5/1/08
 (FGIC Insured)                                        500           536

 Michigan Hosp. Fin. Auth.
 Ascension Health, 5.30%, 11/15/33 (Tender 11/15/06)   1,000         1,047

 Mercy Health Services, 5.00%, 8/15/12
 (Escrowed to Maturity)                                1,395         1,490

 Wayne County Charter Airport, 5.25%, 12/1/11
 (MBIA Insured) #                                      1,000         1,074

 Total Michigan (Cost  $4,981)                                       5,271

 MINNESOTA  0.7%
 Minneapolis-St. Paul Metropolitan Airport Commission
 5.50%, 1/1/17 (FGIC Insured)                          1,000         1,115

 Northwest Airlines, 6.50%, 4/1/25
 (Prerefunded 4/1/05+) #                               200           201

 Total Minnesota (Cost  $1,220)                                      1,316

 MISSOURI  2.3%
 Good Shepherd Nursing Home Dist., 5.45%, 8/15/08      290           297

 Missouri HEFA
 Washington Univ.
 VRDN (Currently 1.88%)                                1,600         1,600

 VRDN (Currently 1.93%)                                200           200

 Missouri Highway & Transportation Commission
 5.00%, 2/1/08                                         1,000         1,070

 St. Louis Municipal Fin. Corp., City Justice Center
 5.375%, 2/15/14 (AMBAC Insured)                        750           842

 Total Missouri (Cost  $3,955)                                       4,009

 NEVADA  0.9%
 Clark County, GO, 5.50%, 6/1/16 (FGIC Insured)        800           897

 Clark County IDRB, PCR, Southwest Gas, 5.80%, 3/1/38
 (Tender 3/1/13) #                                     500           539

 Nevada Dept. of Business & Industry, Las Ventanas
 6.75%, 11/15/23                                       200           199

 Total Nevada (Cost  $1,521)                                         1,635

 NEW JERSEY  2.0%
 New Jersey Economic Dev. Auth., Winchester Gardens
 8.625%, 11/1/25 (Prerefunded 11/01/06+)               210           236

 New Jersey HFFA, St. Clares Hosp., 5.25%, 7/1/14
 (MBIA Insured)                                        1,440         1,604

 New Jersey Transportation Trust Fund Auth.
 5.75%, 6/15/11 (Escrowed to Maturity)                 1,000         1,148

 Tobacco Settlement Fin. Corp., 5.75%, 6/1/32          500           485

 Total New Jersey (Cost  $3,317)                                     3,473

 NEW MEXICO  0.3%
 Albuquerque, 5.00%, 7/1/33 (FSA Insured)              500           520

 Total New Mexico (Cost  $512)                                       520

 NEW YORK  7.8%
 Albany Parking Auth., 5.25%, 10/15/12                 315           339

 Metropolitan Transportation Auth., 5.375%, 7/1/27
 (Prerefunded 7/1/09+)                                 1,000         1,108

 New York City, GO
 5.00%, 8/1/07                                         1,500         1,583

 5.25%, 8/1/11                                         1,500         1,658

 New York State Dormitory Auth., Nyack Hosp.
 6.00%, 7/1/06                                         110           111

 New York State Environmental Fac. Corp., New York
 City Municipal Water Fin. Auth., 6.875%, 6/15/10      50            52

 New York State Housing Fin. Agency, 5.85%, 9/15/09    300           319

 New York State Mortgage Agency, Single Family Housing
 5.80%, 10/1/06 #                                      500           517

 Port Auth. of New York & New Jersey, 5.875%, 9/15/15
 (FGIC Insured) #                                      1,000         1,057

 Sales Tax Asset Receivable Corp., Local Gov't.
 Assistance 5.00%, 10/15/26 (MBIA Insured)             1,000         1,066

 Tobacco Settlement Fin. Corp.
 5.00%, 6/1/07                                         1,000         1,056

 5.50%, 6/1/16                                         1,500         1,666

 5.50%, 6/1/19 (FGIC Insured)                          1,330         1,491

 United Nations Dev. Corp., 5.25%, 7/1/14              1,695         1,788

 Total New York (Cost  $13,534)                                      13,811

 NORTH CAROLINA  0.9%
 North Carolina Eastern Municipal Power Agency
 6.70%, 1/1/19                                         700           788

 North Carolina Municipal Power Agency #1, Catawba
Electric, 5.50%, 1/1/13                                 750           834

 Total North Carolina (Cost  $1,493)                                 1,622

 OHIO  1.8%
 Cuyahoga County Hosp., Cleveland Clinic Obligation
Group, 6.00%, 1/1/32                                   750           825

 Dayton IDRB, PCR, Emery Air Freight, 6.05%, 10/1/09   625           701

 Ohio, 5.00%, 6/15/07                                  1,500         1,586

 Ohio Housing Fin. Agency, Single Family Housing
 5.025%, 3/1/21 #                                      60            60

 Total Ohio (Cost  $3,142)                                           3,172

 OKLAHOMA  0.6%
 Oklahoma Transportation Auth., 5.25%, 1/1/16
 (AMBAC Insured)                                       1,000         1,103

 Total Oklahoma (Cost  $1,024)                                       1,103

 OREGON  0.7%
 Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12+)   1,000         1,148

 Total Oregon (Cost  $1,054)                                         1,148

 PENNSYLVANIA  3.0%
 Allegheny County Sanitary Auth., 5.75%, 12/1/16
 (MBIA Insured)                                        1,410         1,613

 Cumberland County Municipal Auth., Wesley Affiliated
 Services, 7.125%, 1/1/25                              400           419

 Pennsylvania, GO, 5.75%, 1/15/09                      1,000         1,112

 Pennsylvania Economic Dev. Fin. Auth. IDRB, Reliant
 Energy, 6.75%, 12/1/36 #                              250           263

 Pennsylvania Intergov't. Cooperative Auth.
 5.25%, 6/15/13 (FGIC Insured)                         750           816

 Philadelphia Auth. for Ind. Dev.
 Paul's Run Retirement Community, 5.85%, 5/15/13       500           511

 Philadelphia Airport, 5.25%, 7/1/08 (FGIC Insured) #  600           646

 Total Pennsylvania (Cost  $5,108)                                   5,380

 PUERTO RICO  2.2%
 Puerto Rico Electric Power Auth.
 5.25%, 7/1/12 (FSA Insured)                           1,000         1,134

 Puerto Rico Public Fin. Corp.
 5.25%, 8/1/29 (Tender 2/1/12) (MBIA Insured)          2,500         2,787

 Total Puerto Rico (Cost  $3,845)                                    3,921

 SOUTH CAROLINA  4.6%
 Charleston Water & Sewer, 5.125%, 1/1/13              500           561

 South Carolina, GO, School Fac., 5.75%, 1/1/08        1,000         1,090

 South Carolina Public Service Auth.
 5.00%, 1/1/09 (FSA Insured)                           1,000         1,084

 5.50%, 1/1/12 (FSA Insured)                           1,000         1,139

 South Carolina Transportation Infrastructure Bank
 5.25%, 10/1/12 (AMBAC Insured)                        1,500         1,694

 5.50%, 10/1/12 (Prerefunded 10/1/09+)
 (AMBAC Insured)                                       1,000         1,124

 5.50%, 10/1/15 (AMBAC Insured)                        1,240         1,402

 Total South Carolina (Cost  $7,768)                                 8,094

 TENNESSEE  0.6%
 Memphis-Shelby County Airport Auth., 6.25%, 2/15/11
 (MBIA Insured) #                                      200           230

 Tennessee Housing Dev. Agency
 Single Family Housing
 4.95%, 7/1/10 #                                       420           442

 5.05%, 7/1/11 #                                       355           374

 Total Tennessee (Cost  $979)                                        1,046

 TEXAS  8.2%
 Abilene Health Fac. Dev. Corp., Sears Methodist
 Retirement, System Obligation Group, 5.40%, 11/15/09  700           722

 Austin Airport System, 5.75%, 11/15/08 (MBIA Insured) 500           521
#
 Harris County, GO, 5.00%, 10/1/23                     400           427

 Harris County Health Fac. Dev. Corp., Texas Childrens
 Hosp., 5.375%, 10/1/12                                800           865

 Houston, GO, 5.375%, 3/1/12 (Prerefunded 3/1/11+)
 (FSA Insured)                                         1,200         1,343

 Houston Airport System IDRB, Continental Airlines
 6.75%, 7/1/29 #                                       135           113

 Houston Water & Sewer System, 5.25%, 5/15/22
 (FSA Insured)                                         1,850         2,040

 Lower Colorado River Auth.
 5.75%, 5/15/11 (FSA Insured)                          1,370         1,530

 North East Independent School Dist., GO
 6.00%, 2/1/16 (Prerefunded 2/1/10+)                   1,100         1,256

 Sabine River Auth., PCR
 TXU Energy
 5.50%, 5/1/22 (Tender 11/1/11)                        170           185

 6.15%, 8/1/22                                         250           278

 San Antonio
 5.50%, 2/1/19 (Prerefunded 2/1/12+)                   5             6

 GO, 5.50%, 2/1/19                                     495           553

 San Antonio Electric & Gas, 5.00%, 2/1/07             1,000         1,048

 Tarrant County Health Fac. Dev. Corp., Texas Health
 Resources, 5.75%, 2/15/10 (MBIA Insured)              500           549

 University of Texas System, Board of Regents
 5.25%, 8/15/17                                        2,750         3,092

 Total Texas (Cost  $13,742)                                         14,528

 VIRGINIA  5.1%
 Arlington County IDA, Virginia Hosp. Center
 5.50%, 7/1/13                                        1,000         1,105

 Charles City County IDA, IDRB, Waste Management
 6.25%, 4/1/27 (Tender 4/1/12) #                       250           281

 Fairfax County, Water & Sewer, 5.00%, 7/15/27         1,350         1,434

 Hampton Museum, Virginia Air/Space & Hampton Roads
 Historical Center, 5.00%, 1/1/06                      480           491

 Loudoun County IDA
 Falcons Landing, 6.00%, 8/1/24                        250           259

 Loudoun Hosp. Center, 6.10%, 6/1/32                   500           544

 Portsmouth, GO, Public Improvement, 5.50%, 6/1/14
 (FGIC Insured)                                        220           238

 Portsmouth, Public Improvement, 5.50%, 6/1/14
 (Prerefunded 6/1/08+) (FGIC Insured)                  580           633

 Virginia Biotechnology Research Park Auth.
 5.25%, 9/1/12                                        1,000         1,115

 Virginia College Building Auth.
 Public Higher Ed. Fin. Program
 5.00%, 9/1/16                                         1,600         1,772

 5.50%, 9/1/14 (Prerefunded 9/1/10+)                   1,000         1,127

 Total Virginia (Cost  $8,574)                                       8,999

 WASHINGTON  1.2%
 King County, GO, 5.25%, 12/1/07                       1,500         1,609

 Washington Health Care Fac. Auth., Virginia Mason
 Medical Center, 6.00%, 8/15/08 (MBIA Insured)         500           553

 Total Washington (Cost  $2,038)                                     2,162

 WISCONSIN  0.3%
 Wisconsin HEFA, Froedert & Community Health
 5.625%, 10/1/11                                       400           442

 Total Wisconsin (Cost  $420)                                        442

 U. S. VIRGIN ISLANDS 0.5% Virgin Islands PFA
 5.25%, 10/1/20                                        500           535

 Hovensa Refinery
 5.875%, 7/1/22 #                                      200           213

 6.125%, 7/1/22 #                                      150           161

 Total U. S. Virgin Islands (Cost  $872)                             909

 Total Investments in Securities
 99.7% of Net Assets (Cost  $170,550)                     $          176,443


 (1)     Denominated in U.S. dollars unless otherwise noted
 #       Interest subject to alternative minimum tax
 +       Used in determining portfolio maturity
 144A    Security was purchased pursuant to Rule 144A under the
         Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $751 and represents 0.4% of net assets
 AMBAC   AMBAC Assurance Corp.
 DOT     Department of Transportation
 FGIC    Financial Guaranty Insurance Company
 FSA     Financial Security Assurance Inc.
 GO      General Obligation
 HEFA    Health & Educational Facility Authority
 HFA     Health Facility Authority
 HFC     Housing Finance Corp.
 HFFA    Health Facility Financing Authority
 HHEFA   Health & Higher Educational Facility Authority
 IDA     Industrial Development Authority/Agency
 IDRB    Industrial Development Revenue Bond
 MBIA    MBIA Insurance Corp.
 PCR     Pollution Control Revenue
 PFA     Public Finance Authority
 RAC     Revenue Anticipation Certificate
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Intermediate Fund
Unaudited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $170,543,000. Net unrealized gain aggregated $5,900,000 at period-end, of which $6,197,000 related to appreciated investments and $297,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.




 T. Rowe Price Summit Municipal Income Fund
 (Unaudited)                                              January 31, 2005
 PORTFOLIO OF INVESTMENTS (1)
 (Amounts in 000s)                                     $ Par         Value

 ALABAMA  1.5%
 Alabama Public School & College Auth.
 5.50%, 9/1/29 (MBIA Insured)                          1,000         1,097

 Baldwin County Eastern Shore Hosp. Auth.
 Thomas Hosp., 6.75%, 4/1/21                           200           207

 Camden Ind. Dev. Board, IDRB, Weyerhaeuser
 6.125%, 12/1/24                                       300           325

 Total Alabama (Cost  $1,525)                                        1,629

 ALASKA  2.9%
 Alaska HFC, Single Family Housing, 5.75%, 12/1/11 #   1,115         1,123

 Alaska Student Loan Corp., 5.10%, 7/1/10
 (AMBAC Insured) #                                     1,000         1,072

 Valdez Marine Terminal, BP Pipelines, VRDN
 (Currently 1.94%)                                     1,000         1,000

 Total Alaska (Cost  $3,110)                                         3,195

 ARIZONA  3.1%
 Arizona Health Fac. Auth., Blood Systems
 5.00%, 4/1/20                                         615           631

 Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10+)         575           651

 Phoenix Civic Improvement, 6.25%, 7/1/17
 (Prerefunded 7/1/10+) (FGIC Insured)                  1,000         1,169

 Salt River Agricultural Improvement & Power Dist.
 5.00%, 1/1/08                                         600           641

 Tempe IDA, Friendship Village, 6.75%, 12/1/30         300           306

 Total Arizona (Cost  $3,162)                                        3,398

 ARKANSAS  1.2%
 Univ. of Arkansas, 5.00%, 11/1/34 (MBIA Insured)      1,255         1,314

 Total Arkansas (Cost  $1,284)                                       1,314

 CALIFORNIA  10.9%
 California, GO
 5.50%, 11/1/33                                        500           541

 5.65%, 6/1/30                                         500           554

 California Dept. of Water Resources
 Power Supply
 5.25%, 5/1/09 (MBIA Insured)                          1,000         1,103

 5.50%, 5/1/14 (AMBAC Insured)                         1,000         1,148

 5.75%, 5/1/17                                         200           226

 California PCR, Pacific Gas & Electric
 3.50%, 12/1/23 (Tender 6/1/07) (FGIC Insured) #       500           507

 California Public Works Board
 Dept. of Corrections, 5.25%, 6/1/28                   1,000         1,055

 Dept. of Mental Health, Coalinga, 5.125%, 6/1/29      1,000         1,038

 California Statewide CDA, Kaiser Permanente
 2.30%, 4/1/34 (Tender 5/1/07)                         500           494

 Chula Vista
 Multi-Family Housing, 7.50%, 1/1/32 #                 450           457

 PCR, San Diego Gas & Electric, 5.50%, 12/1/21 #       500           540

 Golden State Tobacco Securitization Corp., Tobacco
 Settlement5.625%, 6/1/38                              1,000         1,079

 Pomona Unified School Dist., GO, 6.15%, 8/1/15
 (MBIA Insured)                                        145           173

 Poway Community Fac. Dist. No. 88-1, 6.75%, 8/15/15   425           477

 Sacramento City Fin. Auth., Sacramento Hotel &
 Convention Center, 6.25%, 1/1/30                      500           527

 San Diego Unified School Dist., Election 98E
 5.25%, 7/1/24 (FSA Insured)                           500           564

 Southwestern Community College, GO, 5.25%, 8/1/17
 (MBIA Insured)                                        1,180         1,358

 Total California (Cost  $11,290)                                    11,841

 COLORADO  1.0%
 Arapahoe County, Zero Coupon, 8/31/26
 (Prerefunded 8/31/05+)                                2,000         412

 Colorado HFA
 Adventist Health Systems, 6.625%, 11/15/26            500           560

 Covenant Retirement Communities, 6.125%, 12/1/33      100           106

 Total Colorado (Cost  $1,014)                                       1,078

 CONNECTICUT  0.9%
 Mashantucket Western Pequot Tribe, 144A
 5.70%, 9/1/12                                         250           267

 5.75%, 9/1/27                                         300           310

 Mohegan Tribe Indians Gaming Auth., 6.25%, 1/1/31     350           372

 Total Connecticut (Cost  $908)                                      949

 DELAWARE  1.6%
 Delaware HFA, Catholic Health East, 5.75%, 11/15/33   250           268

 Delaware Housing Auth., Multi-Family, 5.40%, 7/1/24   1,465         1,477

 Total Delaware (Cost  $1,723)                                       1,745

 DISTRICT OF COLUMBIA  2.2%
 District of Columbia, GO, 6.00%, 6/1/17 (MBIA Insured)1,100         1,327

 Metropolitan Washington D.C. Airports Auth.
 5.50%, 10/1/27 (MBIA Insured) #                       1,000         1,067

 Total District of Columbia (Cost  $2,146)                           2,394

 FLORIDA  1.8%
 Double Branch Community Dev. Dist., 5.60%, 5/1/07     70            70

 Fishhawk Community Dev. Dist.
 5.00%, 11/1/07                                        140           142

 5.125%, 11/1/09                                       300           304

 Jacksonville, Excise Tax
 5.25%, 10/1/20 (MBIA Insured)                         1,000         1,099

 Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09     300           304

 Total Florida (Cost  $1,835)                                        1,919

 GEORGIA  3.6%
 Athens - Clarke County Residential Care Fac.
 Wesley Woods of Athens, 6.375%, 10/1/27               200           178

 Atlanta Airport
 5.50%, 1/1/26 (Prerefunded 1/1/10+) (FGIC Insured)    200           225

 6.25%, 1/1/14 (FGIC Insured) #                        1,000         1,131

 Chatham County Hosp. Auth., Memorial Univ. Medical
Center
 6.125%, 1/1/24                                        750           822

 Coweta County Residential Care Fac. for the Elderly
 Wesley Woods of Newnan-Peachtree City, 8.20%, 10/1/16 215           223

 Fulton County Residential Care Fac. for the Elderly
 Canterbury Court, 6.125%, 2/15/26                     250           253

 Milledgeville & Baldwin County Dev. Auth.
 Georgia College & State Univ. Foundation
 6.00%, 9/1/33                                        500           538

 Municipal Electric Auth. of Georgia, 5.70%, 1/1/19
 (Escrowed to Maturity) (MBIA Insured)                 100           118

 Rockdale County Dev. Auth., Pratt Industries USA
 7.50%, 1/1/26 #                                       225           233

 Savannah Economic Dev. Auth., Marshes of Skidaway
 7.40%, 1/1/34                                         250           262

 Total Georgia (Cost  $3,735)                                        3,983

 HAWAII  0.5%
 Hawaii Dept. of Budget & Fin., Hawaii Pacific Health
 B&F Kapiolani, 6.25%, 7/1/21                          500           521

 Total Hawaii (Cost  $498)                                           521

 IDAHO  0.0%
 Idaho Housing Agency, Single Family, 6.60%, 7/1/27 #  27            28

 Total Idaho (Cost  $27)                                             28

 ILLINOIS  6.2%
 Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10+)
 (FGIC Insured)                                        500           596

 Chicago Board of Ed., GO, VRDN (Currently 1.94%)
 (FSA Insured)                                         700           700

 Chicago O' Hare Int'l. Airport
 VRDN (Currently 1.93%) (AMBAC Insured) #              400           400

 5.25%, 1/1/24 (MBIA Insured) #                        500           533

 5.75%, 1/1/21 (MBIA Insured) #                        1,000         1,113

 Granite City-Madison County, Waste Management
 5.00%, 5/1/27 (Tender 5/1/05) #                       750           754

 Illinois HFA
 Central Dupage Health, VRDN (Currently 1.95%)         1,450         1,450

 Glen Oaks Medical Center, 7.00%, 11/15/19
 (Escrowed to Maturity)                                145           159

 Lutheran Senior Ministries, 7.375%, 8/15/31           250           252

 Riverside Health System, 6.00%, 11/15/32              500           536

 Village of Carol Stream, Windsor Park Manor
 7.20%, 2/1/14 (Prerefunded 12/1/07+)                  200           227

 Total Illinois (Cost  $6,443)                                       6,720

 INDIANA  2.0%
 Indiana HFA, Ascension Health, 5.00%, 11/1/11         1,000         1,089

 Indiana Transportation Fin. Auth.
 5.375%, 12/1/25 (Prerefunded 12/1/10+)                160           180

 5.375%, 12/1/25                                       840           914

 Total Indiana (Cost  $2,043)                                        2,183

 IOWA  0.6%
 Iowa Fin. Auth.
 Single Family Mortgage, 5.70%, 1/1/27                 480           484

 Wesley Retirement, 6.25%, 2/1/12 (Prerefunded 8/1/05+)160           165

 Total Iowa (Cost  $617)                                             649

 KANSAS  1.7%
 City of Olathe, Aberdeen Village, 8.00%, 5/15/30      250           273

 Johnson County Union School Dist. 233, GO, Olathe
 5.50%, 9/1/16 (FGIC Insured)                          1,000         1,170

 Lenexa Health Care Fac., Lakeview Village
 6.875%, 5/15/32                                        400           430

 Total Kansas (Cost  $1,700)                                         1,873

 LOUISIANA  1.3%
 Hodge Utility PCR, Stone Container Corp.
 7.45%, 3/1/24                                         300           354

 Louisiana, GO, Gas & Fuels
 5.375%, 6/1/19 (AMBAC Insured)                        1,000         1,118

 Total Louisiana (Cost  $1,364)                                      1,472

 MARYLAND  4.3%
 Maryland Economic Dev. Corp.
 Anne Arundel County Golf Course, 8.25%, 6/1/28        150           140

 Aviation Administration, 5.50%, 6/1/13 (FSA Insured) #600           678

 Morgan State Univ. Student Housing, 6.00%, 7/1/22     500           536

 The Associated Jewish Charities, 5.50%, 7/15/09       445           475

 Maryland Energy Fin. Administration, Baltimore
 Wastewater 6.45%,12/1/16 #                            500           525

 Maryland HHEFA
 Adventist Healthcare, 5.75%, 1/1/25                   500           529

 Univ. of Maryland Medical System, 6.625%, 7/1/20      850           956

 Maryland Stadium Auth., Sports Fac. Leasing
 VRDN (Currently 1.87%) #                              620           620

 Northeast Maryland Waste Disposal Auth. IDRB
 Waste Management, 5.00%, 1/1/12 #                     200           207

 Total Maryland (Cost  $4,419)                                       4,666

 MASSACHUSETTS  2.8%
 Massachusetts
 5.25%, 10/1/22 (Prerefunded 10/1/13+)                 250           281

 5.25%, 8/1/19 (Prerefunded 8/1/13+)                   1,000         1,123

 GO, VRDN (Currently 1.94%)                            400           400

 Massachusetts Water Pollution Abatement Trust
 Water Resources Auth., 6.00%, 8/1/18                  1,050         1,287

 Total Massachusetts (Cost  $2,753)                                  3,091

 MICHIGAN  0.5%
 Cornell Township Economic Dev. PCR, MeadWestvaco
 5.875%, 5/1/18                                        250           276

 Michigan Strategic Fund, Ford Motor, 7.10%, 2/1/06    250           260

 Total Michigan (Cost  $516)                                         536

 MINNESOTA  0.3%
 Minneapolis-St. Paul Metropolitan Airport Commission
 Northwest Airlines
 6.50%, 4/1/25 (Prerefunded 4/1/05+)                  300           302

 Total Minnesota (Cost  $300)                                        302

 MISSISSIPPI  0.4%
 Mississippi Business Fin. Corp., PCR, Entergy
 5.875%, 4/1/22                                        500           501

 Total Mississippi (Cost  $497)                                      501

 MISSOURI  2.9%
 Missouri HEFA
 Dexia Credit, VRDN (Currently 1.88%)                  1,500         1,500

 Washington Univ., VRDN (Currently 1.93%)              300           300

 Missouri Higher Ed. Loan Auth., 5.85%, 7/15/10 #      1,000         1,096

 Sugar Creek IDRB, LaFarge North America
 5.65%, 6/1/37 #                                       250           254

 Total Missouri (Cost  $3,050)                                       3,150

 NEVADA  1.0%
 Clark County Airport, Las Vegas McCarran Int'l Airport
 6.00%, 7/1/17 (MBIA Insured) #                        250           258

 Clark County IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
 (Tender 3/1/13)                                       250           266

 Henderson Local Improvement Dist., Sun City Anthem
 Phase II, 5.80%, 3/1/23                               150           155

 Nevada Dept. of Business & Industry
 Las Ventanas
 6.75%, 11/15/23                                       200           198

 7.00%, 11/15/34                                       200           198

 Total Nevada (Cost  $1,038)                                         1,075

 NEW HAMPSHIRE  0.8%
 New Hampshire Business Fin. Auth., PCR, Public Service
 5.45%, 5/1/21 (MBIA Insured)                          750           837

 New Hampshire Housing Fin. Agency, Single Family
 Housing 6.85%, 7/1/14 #                              10            10

 Total New Hampshire (Cost  $788)                                    847

 NEW JERSEY  5.9%
 New Jersey Economic Dev. Auth.
 Cigarette Tax, 5.75%, 6/15/29                         1,000         1,062

 Harrogate, 5.55%, 12/1/07                             150           157

 The Evergreens, 6.00%, 10/1/17                        500           517

 Winchester Gardens, 8.625%, 11/1/25 (Prerefunded
 11/01/06+)                                            210           236

 New Jersey Economic Dev. Auth. IDRB
 Continental Airlines, 6.25%, 9/15/19 #                700           585

 New Jersey HFFA
 Pascack Valley Hosp. Assoc., 6.625%, 7/1/36           400           393

 South Jersey Hosp., 5.875%, 7/1/21                    750           810

 St. Clares Hosp., 5.25%, 7/1/14 (MBIA Insured)        500           557

  New Jersey Transportation Trust Fund Auth.
  6.00%, 6/15/07 (Escrowed to Maturity)                1,000         1,081

 Port Auth. of New York & New Jersey, 5.875%, 9/15/15
 (FGIC Insured) #                                      1,000         1,057

 Total New Jersey (Cost  $6,282)                                     6,455

 NEW MEXICO  1.2%
 New Mexico Mortgage Fin. Auth., Single Family Mortgage
 6.30%, 9/1/27                                         155           155

 Univ. of New Mexico Regents
 Univ. of New Mexico Hosp. 5.00%, 7/1/32
 (FSA  Insured)                                        1,080         1,116

 Total New Mexico (Cost  $1,241)                                     1,271

 NEW YORK  7.3%
 Albany City IDA, Albany College of Pharmacy
 5.625%, 12/1/34                                       775           810
12/1/34
 Madison County IDA, Colgate Univ., 5.00%, 7/1/33      360           373

 Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10+)
 (FSA Insured)                                         655           774

 Nassau County Interim Fin. Auth., 5.25%, 11/15/15
 (AMBAC Insured)                                       500           565

 New York City, GO
 5.00%, 8/1/06                                         1,000         1,037

 5.00%, 8/1/10                                         500           543

 5.75%, 3/1/20                                         1,000         1,133

 6.25%, 8/1/09                                         385           410

 6.25%, 8/1/09 (Prerefunded 8/1/06+)                   15            16

 New York State Dormitory Auth., Nyack Hosp.
 6.00%, 7/1/06                                        110           111

 New York State Environmental Fac.
 EFC Pooled Loan, 6.90%, 11/15/15                      5             5

 Waste Management PCR, 4.45%, 7/1/17
 (Tender 7/1/09) #                                     250           257

 New York State Mortgage Agency, Single Family
 5.85%, 10/1/18 #                                      500           536

 Tobacco Settlement Fin. Corp.
 5.25%, 6/1/20 (AMBAC Insured)                         500           547

 5.25%, 6/1/21 (AMBAC Insured)                         500           544

 Yonkers Ind. Dev. Agency, Civic Fac., 6.625%, 2/1/26  250           270

 Total New York (Cost  $7,583)                                       7,931

 NORTH CAROLINA  1.7%
 North Carolina Eastern Municipal Power Agency
 5.30%, 1/1/15                                         500           538

 6.70%, 1/1/19                                         700           788

 North Carolina Municipal Power Agency #1, Catawba
 Electric, 5.50%, 1/1/13                               500           556

 Total North Carolina (Cost  $1,725)                                 1,882

 OHIO  2.9%
 Akron, Baseball, COP, STEP, 6.90%, 12/1/16            300           322

 Cuyahoga County Hosp., Cleveland Clinic Obligation
Group, 6.00%, 1/1/32                                   350           385

 Franklin County, Ohio Presbyterian Retirement Services
 7.125%, 7/1/29                                        500           550

 Ohio Building Auth., Adult Correctional Fac., 5.50%,
 10/1/11 (Prerefunded 10/1/09+)                        1,000         1,124

 Ohio Water Dev. Auth., Fresh Water Improvement
 5.375%, 12/1/21                                       750           838

 Total Ohio (Cost  $2,947)                                           3,219

 OKLAHOMA  0.2%
 Oklahoma Dev. Fin. Auth., Inverness Village
 8.00%, 2/1/32                                         250           201

 Total Oklahoma (Cost  $201)                                         201

 OREGON  1.8%
 Multnomah County Hosp. Fac. Auth., Providence Health
 System, 5.25%, 10/1/24                                1,000         1,090

 Portland Sewer, 5.75%, 8/1/20 (FGIC Insured)          750           842

 Total Oregon (Cost  $1,778)                                         1,932

 PENNSYLVANIA  8.1%
 Bucks County Water & Sewer Auth., Neshaminy
 5.25%, 6/1/15 (FSA Insured)                           1,000         1,139

 Cumberland County Municipal Auth., Wesley Affiliated
 Services, 7.125%, 1/1/25                              400           419

 Montgomery County HHEFA, Foulkeways at Gwynedd
 6.75%, 11/15/24                                       400           426

 Montgomery County IDA, The Hill at Whitemarsh
 6.25%, 2/1/35                                         200           202

 Pennsylvania Economic Dev. Fin. Auth. IDRB, Reliant
 Energy, 6.75%, 12/1/36 #                              500           527

 Pennsylvania Higher EFA, Philadelphia Univ.
 5.25%, 6/1/32                                         250           250

 Pennsylvania Turnpike Commission, 5.50%, 7/15/33
 (AMBAC Insured)                                       1,000         1,115

 Philadelphia School Dist.
 5.50%, 2/1/22 (Prerefunded 2/1/12+) (FSA Insured)     1,000         1,138

 5.50%, 2/1/31 (Prerefunded 2/1/12+) (FSA Insured)     1,000         1,139

 St. Mary Hospital Auth., Catholic Health East
 5.50%, 11/15/24                                       1,050         1,119

 West Shore Area Auth.
 Holy Spirit Hosp.
 6.20%, 1/1/26                                         500           538

 6.25%, 1/1/32                                         250           268

 Westmoreland County IDA
 Redstone Presbyterian Seniorcare
 7.50%, 11/15/15                                       200           212

 8.00%, 11/15/23                                       300           323

 Total Pennsylvania (Cost  $8,243)                                   8,815

 PUERTO RICO  1.3%
 Puerto Rico Highway & Transportation Auth.
 5.50%, 7/1/15                                         250           285

 Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24 1,000         1,112

 Total Puerto Rico (Cost  $1,263)                                    1,397

 SOUTH CAROLINA  1.7%
 Medical Univ. Hospital Auth.
 5.00%, 8/15/31 (MBIA Insured)                         500           518

 South Carolina Public Service Auth.
 5.25%, 1/1/18 (FSA Insured)                           1,000         1,107

 6.25%, 1/1/22 (Prerefunded 1/1/06+)
 (AMBAC Insured)                                       200           211

 Total South Carolina (Cost  $1,737)                                 1,836

 SOUTH DAKOTA  1.0%
 South Dakota HEFA, Sioux Valley Hospital
 5.50%, 11/1/31                                        1,000         1,059

 Total South Dakota (Cost  $1,021)                                   1,059

 TENNESSEE  1.0%
 Memphis-Shelby County Airport Auth.
 6.25%, 2/15/09 (MBIA Insured) #                       290           324

 6.25%, 2/15/11 (MBIA Insured) #                       100           115

 Shelby County Health, Ed. & Housing Board
 The Village at Germantown, 7.25%, 12/1/34             250           259

 Sullivan County Health, Ed. & Housing, Wellmont
 Health System, 6.25%, 9/1/22                         400           436

 Total Tennessee (Cost  $1,049)                                      1,134

 TEXAS  6.0%
 Amarillo Health Fac. Dev. Corp., Sears Panhandle
 Reti rement, 7.75%, 8/15/26 (Prerefunded 8/15/06+)    200           220

 Brazos River Auth. PCR
 Centerpoint Energy, 7.75%, 12/1/18                    250           278

 TXU Energy
 5.75%, 5/1/36 (Tender 11/1/11) #                      120           130

 7.70%, 4/1/33 #                                       150           178

 Dallas/Fort Worth Airport
 5.50%, 11/1/31 (FGIC Insured)                         1,000         1,056

 Gulf Coast Waste Disposal Auth., Anheuser-Busch
 5.90%, 4/1/36 #                                       500           536

 Harris County Health Fac. Dev. Corp.
 Memorial Hermann Healthcare System, 6.375%, 6/1/29    250           275

 St. Luke's Episcopal, 5.375%, 2/15/26                 1,000         1,048

 Texas Childrens Hosp., 5.375%, 10/1/12                800           864

 Houston
 GO, 5.50%, 3/1/18 (FSA Insured)                       500           558

 6.40%, 6/1/27                                         250           271

 Houston Water & Sewer System, 5.75%, 12/1/18
 (Prerefunded 12/1/12+) (AMBAC Insured)                485           564

 Port Corpus Christi IDC, PCR, Citgo Petroleum
 8.25%, 11/1/31 #                                      250           270

 Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22    250           278

 Total Texas (Cost  $5,998)                                          6,526

 UTAH  0.5%
 Intermountain Power Agency
 5.75%, 7/1/16 (MBIA Insured)                          500           545

 Total Utah (Cost  $492)                                             545

 VIRGINIA  3.8%
 Fairfax County Water Auth., 5.80%, 1/1/16
 (Escrowed to Maturity)                                810           913

 Greater Richmond Convention Center, 6.125%, 6/15/29   1,250         1,417

 Henrico County Economic Dev. Auth., Bon Secours
 Health System, 5.60%, 11/15/30                        250           263

 Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25 100           101

 Riverside Regional Jail Auth., 5.875%, 7/1/14
 (Prerefunded 7/1/05+) (MBIA Insured)                  1,000         1,036

 York County IDA, Virginia Electric & Power
 5.50%, 7/1/09                                         400           423

 Total Virginia (Cost  $3,827)                                       4,153

 WASHINGTON  1.1%
 Chelan County Public Utility Dist. #1, Rock Island
 Hydro, Zero Coupon, 6/1/18 (MBIA Insured)             585           320

 Tacoma Solid Waste Utility
 5.50%, 12/1/17 (Prerefunded 12/1/07+)
 (AMBAC Insured)                                       135           147

 5.50%, 12/1/17 (AMBAC Insured)                        665           720

 Total Washington (Cost  $1,062)                                     1,187

 WISCONSIN  0.3%
 Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22 200           149
#
 Wisconsin HEFA, National Regency of New Berlin
 8.00%, 8/15/25                                        195           208

 Total Wisconsin (Cost  $390)                                        357

 Total Investments in Securities
 101.8% of Net Assets (Cost  $104,624)                      $        110,959


 (1)    Denominated in U.S. dollars unless otherwise noted
 #      Interest subject to alternative minimum tax
 +      Used in determining portfolio maturity
144A    Security was purchased pursuant to Rule 144A under the
        Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $577 and represents 0.5% of net assets
 AMBAC  AMBAC Assurance Corp.
 CDA    Community Development Administration
 COP    Certificates of Participation
 EFA    Educational Facility Authority
 FGIC   Financial Guaranty Insurance Company
 FSA    Financial Security Assurance Inc.
 GO     General Obligation
 HEFA   Health & Educational Facility Authority
 HFA    Health Facility Authority
 HFC    Housing Finance Corp.
 HFFA   Health Facility Financing Authority
 HHEFA  Health & Higher Educational Facility Authority
 IDA    Industrial Development Authority/Agency
 IDC    Industrial Development Corp.
 IDRB   Industrial Development Revenue Bond
 MBIA   MBIA Insurance Corp.
 PCR    Pollution Control Revenue
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VRDN   Variable-Rate Demand Note; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Income Fund
Unaudited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income exempt from federal income taxes.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $104,595,000. Net unrealized gain aggregated $6,364,000 at period-end, of which $6,527,000 related to appreciated investments and $163,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                               SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     March 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     March 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     March 22, 2005